Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
North Shore Equity Rotation ETF
Shareholder Report [Line Items]
Fund Name	North Shore Equity Rotation ETF
Class Name	North Shore Equity Rotation ETF
Trading Symbol	KOOL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Shore Equity Rotation ETF for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.kooletf.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.kooletf.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOOL	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 40,567,367
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	23.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets	$40,567,367
Number of Holdings	30
Annual Portfolio Turnover	23.50%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Technology Select Sector SPDR Fund	12.5%
iShares Core S&P 500 ETF	10.5%
Financial Select Sector SPDR Fund	8.4%
Health Care Select Sector SPDR Fund	7.7%
NVIDIA Corp	5.4%
Apple Inc	4.2%
Microsoft Corp	4.2%
Amazon.com Inc	4.1%
iShares Core S&P Small-Cap ETF	3.9%
Alphabet Inc	3.9%